Naturaleaf Asset Acquisition (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Business Combination and Asset Acquisition [Abstract]
Total Revenues	$ 808,243	$ 1,162,406	$ 1,712,496	$ 2,468,724
Loss from Operations	$ (351,728)	$ (8,908)	$ (383,864)	$ (88,189)
Basic and diluted loss per share